STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND

                      Semiannual Report o December 31,2001

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STEIN ROE
MUTUAL FUNDS

CONTENTS

Performance Summary                                                   1
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Portfolio Managers' Report                                            2
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Portfolio of Investments                                              4
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Financial Statements                                                 10
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Notes to Financial Statements                                        16
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Financial Highlights                                                 20
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Fund Information                                                     23
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Must be preceded or accompanied by a prospectus.

PERFORMANCE SUMMARY

      To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below, we compare the returns of the Stein Roe Institutional Client High Yield Fund with its benchmark and peer group.

      The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the taxable profits a fund earns when it sells investments that have grown in value).

 Average annual total return (%), period ended December 31, 2001
 ---------------------------------------------------------------

                                                                      6-month
                                                                    cumulative       1-year        3-year          Life*
-------------------------------------------------------------------------------------------------------------------------
 Stein Roe Institutional Client High Yield Fund                        0.56           4.55          1.32           4.49
-------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II Index                              1.06           4.48          0.54           3.09
-------------------------------------------------------------------------------------------------------------------------
 Lipper High Current Yield Fund Average (peer group)                   0.13           1.80          -1.01          0.94
-------------------------------------------------------------------------------------------------------------------------

*    The fund commenced operations on 2/14/97. The Merrill Lynch High Yield
     Master II Index and the peer group returns are calculated for the period
     2/28/97 - 12/31/01.



 Comparison of change in value of a $10,000 investment

[line chart data]

2/14/97 -12/31/2001


                           Merrill Lynch

                  Institutional     High Yield
                  Client High       Master II
                  Yield Fund:       Index:
                  $12,386           $11,584

2/14/97           $10,000          $10,081
                   9,862             9,899.54
                  10,356.1          10,548
                  10,808.6          11,101.7
12/31/97          11,071.3          11,351.5
                  11,400.1          12,074.6
                  11,578            12,116.9
                  11,092.8          11,381.4
12/31/98          11,399            11,908.3
                  11,607.6          12,526.4
                  11,683            12,621.6
                  11,528.8          12,423.4
12/31/99          11,685.6          12,978.8
                  11,494            12,736
                  11,568.7          12,809.9
                  11,643.9          12,630.6
12/31/00          11,087.3          11,846.2
                  11,728.2          12,426.7
                  11,461.9          12,314.8
                  10,929            11,704
12/31/01          11,584            12,386



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. The Merrill Lynch High Yield Master II Index is an unmanaged index composed of fixed income securities that differs from the composition of any Stein Roe or Liberty fund. It is not possible to invest directly in an index.

The Merrill Lynch High Yield Master II Index return is calculated for the period 2/28/97-12/31/01.

PORTFOLIO MANAGERS' REPORT

Fund Commentary

COMMENTARY FROM STEVE LOCKMAN AND JEFFREY MARTIN,
PORTFOLIO CO-MANAGERS OF STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND AND SR&F HIGH YIELD PORTFOLIO

     For the six months ended December 31, 2001, Stein Roe Institutional Client High Yield Fund generated a total return of 0.56%. The fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index, which posted a 1.06% total return for the same period.

     The fund's middle-of-the-road target on quality in the high yield universe accounted for its underperformance during a period when investments in lower-rated securities were rewarded. We lightened our weighting in wireless communications, which had been a volatile sector in the high yield market in the past year. As this sector was a strong performer during the period, we did not fully participate in the rebound.

After a rocky third quarter, high yield bonds bounced back
-----------------------------------------------------------

     In the third calendar quarter of 2001, high yield bonds suffered as investors continued to pull money out of high yield mutual funds, fearing the impact of bankruptcies and defaults in an economy that was already in recession. Then, the events of September 11th dealt the high yield market another blow: the September return of the Merrill Lynch High Yield Master II Index was negative 6.81% - the worst single month on record.

     However, once investors began to regain confidence about the economy and national security, they came back into the market. And when they did, they tended to favor the riskiest issues. We positioned the fund somewhere in the middle of the risk spectrum - not so conservative that we tended to overweight the higher tiers of quality (BBB and BB) among high yields and not so aggressive that we target the lowest-quality (CCC and non-rated) securities. As a result, we underperformed during the third quarter because the market favored the lowest-quality bonds and sectors that had been beaten down over the previous year, such as wireless communications. While the wireless communications sector thrived, wireline communications (those tied to traditional in-house wiring infrastructure) and media/telecommunications continued to stumble, and there we were helped by our underweighting.

     Our investments in the home building sector, where we were relatively overweighted, were rewarded as the industry was a strong performer during the period. Falling interest rates and mortgage refinancings were a plus for the industry.

Investment objective and strategy

Seeks its total return by investing for a high level of current income and capital growth. The fund invests all of its assets in SR&F High Yield Portfolio as part of a master fund-feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes)in high yield, high-risk bonds.

Looking ahead

     Our outlook for the high yield market is positive for the period ahead. A stronger economy should help boost prospects for many of the sectors that have stumbled in previous years and attractive valuations make some of the riskier securities and market segments more attractive going forward. Although we have been underweighted in bonds that are sensitive to the economy, we expect to increase our exposure, for example, to the paper industry, where capacity constraints could be a factor as the economy strengthens because capacity additions have been small to negligible. We are also keeping an eye on technology, especially semiconductor equipment manufacturers, which should benefit when corporate spending picks back up.

     In 2001, we raised the quality level of the portfolio by emphasizing BBB securities, which held up well in the first half of the fiscal year. With brighter economic prospects ahead, we plan to lighten up on both BB and BBB securities and replace them with lower-quality single-B bonds. These lower-quality securities are not a core part of our strategy, but we think the opportunities offered in the current environment make them attractive and we will likely add to our position in the future.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds; it is not available for direct investment. Source of Lipper data: Lipper Inc.

Economic and market conditions change frequently. There is no guarantee that trends described herein will continue or commence.

SR&F HIGH YIELD PORTFOLIO

Investment Portfolio
--------------------
December 31, 2001 (Unaudited)



Corporate Fixed Income Bonds & Notes - 94.9%                                               Par                   Value
----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.0%
   Building Construction - 3.0%
   Beazer Homes USA, Inc., 8.875%, 04/01/08............................             $  500,000              $  517,500
   D.R. Horton, Inc., 8.000%, 02/01/09.................................                500,000                 490,000
   KB Home, 9.500%, 02/15/11...........................................              1,000,000               1,020,000
   Terex Corp., 9.250%, 07/15/11 (a)...................................              1,000,000               1,000,000
                                                                                                         -------------
                                                                                                             3,027,500
                                                                                                         -------------
FINANCE, INSURANCE & REAL ESTATE - 8.4%
     Depository Institutions - 1.3%
     Sovereign Bancorp, Inc.:
     8.000%, 03/15/03..................................................                515,000                 522,406
     10.500%, 11/15/06.................................................                750,000                 817,590
                                                                                                         -------------
                                                                                                             1,339,996
                                                                                                         -------------
   Financial Services - 4.6%
   Grupo Elektra SA, 12.000%, 04/01/08.................................              1,000,000               1,007,500
   iStar Financial, Inc., 8.750%, 08/15/08.............................              1,250,000               1,256,250
   LaBranche & Co., Inc., 12.000%, 03/01/07............................              1,000,000               1,145,000
   Orion Power Holdings, Inc., 12.000%, 05/01/10.......................              1,000,000               1,160,000
                                                                                                         -------------
                                                                                                             4,568,750
                                                                                                         -------------
   Real Estate - 2.5%
   Choctaw Resort Development Enterprise, 9.250%, 04/01/09.............              1,000,000               1,022,500
   Lennar Corp., 9.950%, 05/01/10 (a)..................................                500,000                 551,250
   Meditrust Companies, 7.114%, 08/15/04 (a)...........................              1,000,000                 970,000
                                                                                                         -------------
                                                                                                             2,543,750
                                                                                                         -------------
MANUFACTURING - 25.8%
   Chemicals & Allied Products - 5.9%
   Acetex Corp., 10.875%, 08/01/09.....................................                500,000                 500,000
   AmerisourceBergen Corp., 8.125%, 09/01/08...........................                500,000                 522,500
   Equistar Chemicals LP, 10.125%, 09/01/08............................              1,000,000               1,010,000
   IMC Global, Inc., 11.250%, 06/01/11.................................              1,000,000               1,065,000
   ISP Corp., 10.250%, 07/01/11 (a)....................................              1,000,000               1,050,000
   MacDermid, Inc., 9.125%, 07/15/11...................................                750,000                 761,250
   OM Group, Inc., 9.250%, 12/15/11 (a)................................              1,000,000               1,010,000
                                                                                                         -------------
                                                                                                             5,918,750
                                                                                                         -------------
   Food & Kindred Products - 3.0%
   Cott Beverages, Inc., 8.000%, 12/15/11 (a)..........................              1,000,000                 975,000
   Land O'Lakes, Inc., 8.750%, 11/15/11 (a)............................              1,000,000                 965,000
   Pepsi-Gemex SA, 9.750%, 03/30/04....................................              1,000,000               1,055,000
                                                                                                         -------------
                                                                                                             2,995,000
                                                                                                         -------------


See notes to investment portfolio.

4

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - (CONT)
   Lumber & Wood Production - 1.0%
   Louisiana-Pacific Corp., 10.875%, 11/15/08..........................             $1,000,000              $  980,000
                                                                                                         -------------
   Miscellaneous Manufacturing - 2.7%
   Dana Corp., 9.000%, 08/15/11 (a)....................................                700,000                 644,000
   Delco Remy International, Inc., 11.000%, 05/01/09...................              1,000,000               1,020,000
   Insight Midwest, LP, 10.500%, 11/01/10..............................              1,000,000               1,077,500
                                                                                                         -------------
                                                                                                             2,741,500
                                                                                                         -------------
   Motor Vehicle Transportation Equipment - 1.0%
   Advance Stores Co., Inc., 10.250%, 04/15/08 (a).....................              1,000,000               1,020,000
                                                                                                         -------------
   Paper Products - 3.9%
   Appleton Papers, Inc., 12.500%, 12/15/08 (a)........................              2,000,000               1,880,000
   Georgia Pacific Corp., 8.875%, 05/15/31.............................              1,000,000                 994,530
   Plastipak Holdings, 10.750%, 09/01/11 (a)...........................              1,000,000               1,050,000
                                                                                                         -------------
                                                                                                             3,924,530
                                                                                                         -------------
   Primary Metal - 1.0%
   United States Steel Corp., 10.750%, 08/01/08 (a)....................              1,000,000                 965,000
                                                                                                         -------------
   Printing & Publishing - 2.6%
   Perry-Judd's, Inc., 10.625%, 12/15/07...............................              1,000,000                 900,000
   Primedia, Inc., 8.875%, 05/15/11....................................                750,000                 675,000
   World Color Press, Inc., 8.375%, 11/15/08...........................              1,000,000               1,021,250
                                                                                                         -------------
                                                                                                             2,596,250
                                                                                                         -------------
   Rubber & Plastic - 0.3%
   Metromedia Fiber Network, Inc., 10.000%, 12/15/09...................              1,000,000                 290,000
                                                                                                         -------------
   Tobacco Products - 1.0%
   Dimon, Inc., 9.625%, 10/15/11 (a)...................................              1,000,000               1,040,000
                                                                                                         -------------
   Transportation Equipment - 3.4%
   BE Aerospace, Inc., 8.875%, 05/01/11................................                750,000                 637,500
   Collins & Aikman Corp., 10.750%, 12/31/11 (a).......................              1,000,000               1,000,000
   Derlan Manufacturing, Inc., 10.000%, 01/15/07.......................                583,000                 495,550
   Dura Operating Corp., 9.000%, 05/01/09..............................                750,000                 697,500
   Westinghouse Air Brake Co., 9.375%, 06/15/05........................                600,000                 606,000
                                                                                                         -------------
                                                                                                             3,436,550
                                                                                                         -------------
MINING & ENERGY - 9.0%
   Coal Mining - 0.2%
   AEI Resources, Inc., 11.500%, 12/15/06 (a)(b).......................              1,500,000                 180,000
                                                                                                         -------------
   Crude Petroleum & Natural Gas - 0.5%
   AmeriGas Partners, Inc., 8.875%, 05/20/11...........................                500,000                 517,500
                                                                                                         -------------
   Metal Mining - 0.5%
   Compass Minerals Group, 10.000%, 08/15/11 (a).......................                500,000                 518,750
                                                                                                         -------------



See notes to investment portfolio.

5


                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - (CONT)
   Oil & Gas Extraction - 5.0%
   Chesapeake Energy Corp., 8.375%, 11/01/08 (a).......................             $1,000,000             $   990,000
   CIA Petrolifera Marlim, 13.125%, 12/17/04 (a).......................                600,000                 637,500
   Denbury Resources, Inc., 9.000%, 03/01/08...........................              1,000,000                 930,000
   El Paso Energy Corp., 8.500%, 06/01/11..............................                500,000                 505,000
   Key Energy Services, Inc.:
     8.375% 03/01/08 (a) ..............................................                500,000                 505,000
     14.000%, 01/15/09 (a).............................................                316,000                 363,400
   Westport Resources Corp., 8.250%, 11/01/11 (a)......................              1,000,000               1,010,000
                                                                                                         -------------
                                                                                                             4,940,900
                                                                                                         -------------
   Oil & Gas Field Services - 2.8%
   Hanover Equipment Trust, 8.500%, 09/01/08 (a).......................              1,000,000               1,040,000
   Lone Star Technologies, 9.000%, 06/01/11 (a)........................              1,000,000                 840,000
   SESI, LLC, 8.875%, 05/15/11.........................................              1,000,000                 955,000
                                                                                                         -------------
                                                                                                             2,835,000
                                                                                                         -------------
RETAIL TRADE - 9.3%
   Apparel & Accessory Stores - 1.1%
   William Carter Co., 10.875%, 08/15/11 (a)...........................              1,000,000               1,075,000
                                                                                                         -------------
   Auto Dealers & Gas Stations - 1.0%
   AutoNation, Inc., 9.000%, 08/01/08 (a)..............................              1,000,000               1,020,000
                                                                                                         -------------
   Food Stores - 5.0%
   Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11..................              1,000,000               1,000,000
   Marsh Supermarkets, Inc., 8.875%, 08/01/07..........................              1,000,000                 980,000
   Smithfield Foods, Inc., 8.000%, 10/15/09 (a)........................              1,000,000               1,025,000
   Stater Brothers Holdings, Inc., 10.750%, 08/15/06...................              1,000,000               1,035,000
   Winn-Dixie Stores, Inc., 8.875%, 04/01/08...........................              1,000,000                 957,500
                                                                                                         -------------
                                                                                                             4,997,500
                                                                                                         -------------
   General Merchandise Stores - 0.5%
   Buhrmann US, Inc., 12.250%, 11/01/09................................                500,000                 502,500
                                                                                                         -------------
   Restaurants - 1.7%
   AFC Enterprises, Inc., 10.250%, 05/15/07............................              1,250,000               1,306,250
   Edison Mission, 9.875%, 04/15/11....................................                400,000                 408,000
                                                                                                         -------------
                                                                                                             1,714,250
                                                                                                         -------------
SERVICES - 18.4%
   Amusement & Recreation - 7.1%
   Argosy Gaming Co., 10.750%, 06/01/09................................              1,000,000               1,105,000
   Boyd Gaming Corp., 9.250%, 08/01/09 (a).............................              1,000,000               1,015,000
   Horseshoe Gaming Holding Corp., 8.625%, 05/15/09....................              1,000,000               1,030,000
   Park Place Entertainment Corp., 9.375%, 02/15/07....................              1,000,000               1,045,000
   Premier Parks, Inc.:
     9.250%, 04/01/06..................................................                250,000                 250,000
     (c) 04/01/08, (10.000%, 04/01/03).................................              1,000,000                 855,000
   Six Flags, Inc., 9.500%, 02/01/09...................................                250,000                 253,125
   Speedway Motorsports, Inc., 8.500%, 08/15/07........................              1,000,000               1,020,000
   Wheeling Island Gaming, 10.125%, 12/15/09 (a).......................                500,000                 507,500
                                                                                                         -------------
                                                                                                             7,080,625
                                                                                                         -------------


See notes to investment portfolio.

6


                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------
SERVICES - (CONT)
   Auto, Equipment & Rental Services - 1.1%
   United Rentals, Inc., 10.750%, 04/15/08.............................             $1,000,000             $ 1,060,000
                                                                                                         -------------
   Business Services - 1.1%
   Penhall International, 12.000%, 08/01/06............................              1,000,000               1,030,000
                                                                                                         -------------
   Health Services - 7.6%
   Bio-Rad Laboratories, Inc., 11.625%, 02/15/07.......................              1,000,000               1,102,500
   Hanger Orthopedic Group, Inc., 11.250%, 06/15/09....................              1,000,000                 930,000
   HealthSouth Corp., 10.750%, 10/01/08................................              1,000,000               1,100,000
   InSight Health Services Corp., 9.875%, 11/01/11 (a).................                500,000                 517,500
   Magellan Health Services, Inc., 9.000%, 02/15/08....................              1,000,000                 895,000
   Manor Care, Inc., 8.000%, 03/01/08..................................                750,000                 791,475
   Triad Hospitals, Inc., 8.750%, 05/01/09.............................                925,000                 971,250
   Vanguard Health Systems, 9.750%, 08/01/11 (a).......................              1,250,000               1,281,250
                                                                                                         -------------
                                                                                                             7,588,975
                                                                                                         -------------
   Hotels, Camps & Lodging - 1.5%
   Prime Hospitality Corp., 9.750%, 04/01/07...........................              1,490,000               1,504,900
                                                                                                         -------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 20.3%
   Broadcasting - 1.7%
   Knology Holdings, Inc.,
     (c) 10/15/07, (11.875%, 10/15/02).................................              1,500,000                 682,500
   Sinclair Broadcasting Group, Inc., 8.750%, 12/15/11 (a).............              1,000,000               1,000,000
                                                                                                         -------------
                                                                                                             1,682,500
                                                                                                         -------------
   Cable - 4.1%
   Adelphia Communications Corp., 10.250%, 11/01/06....................              1,000,000               1,015,000
   Charter Communications Holding LLC:
     (c) 05/15/11, (11.750%, 05/15/06).................................              1,000,000                 615,000
     10.750%, 10/01/09.................................................                500,000                 526,250
     11.125%, 01/15/11.................................................                400,000                 423,000
   Gray Communication Systems, Inc., 9.250%, 12/15/11 (a)..............              1,000,000                 990,000
   Mediacom Broadband LLC, 11.000%, 07/15/13...........................                500,000                 545,000
                                                                                                         -------------
                                                                                                             4,114,250
                                                                                                         -------------
   Communications - 1.8%
   Concentric Network Corp., 12.750%, 12/15/07 (b).....................              1,000,000                 125,000
   Focal Communications Corp., 11.875%, 01/15/10.......................              1,000,000                 410,000
   MGC Communications, Inc., 13.000%, 04/01/10.........................                845,000                 128,863
   MetroNet Communications Corp.,
     (c) 06/15/08, (9.950%, 06/15/03)..................................              1,000,000                 490,000
     12.000%, 08/15/07.................................................              1,000,000                 600,000
                                                                                                         -------------
                                                                                                             1,753,863
                                                                                                         -------------
   Electric, Gas & Sanitary Services - 1.3%
   BRL Universal Equipment, 8.875%, 02/15/08 (a).......................              1,250,000               1,300,000
                                                                                                         -------------
   Electric Services - 2.4%
   AES Corp., 9.375%, 09/15/10.........................................              1,000,000                 885,000
   AES Drax Energy Ltd., 11.500%, 08/30/10.............................              1,000,000                 640,000
   Calpine Corp., 8.500%, 02/15/11.....................................              1,000,000                 890,000
                                                                                                         -------------
                                                                                                             2,415,000
                                                                                                         -------------



See notes to investment portfolio.

7


                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - (CONT)
   Marine Transportation - 0.8%
   Teekay Shipping Corp., 8.875%, 07/15/11 (a).........................            $   750,000              $  768,750
                                                                                                         -------------

   Telecommunications - 5.8%
   Alamosa Delaware, Inc., 13.625%, 08/15/11...........................                500,000                 525,000
   Comtel Brasileira Ltd., 10.750%, 09/26/04 (a).......................                250,000                 249,375
   GT Group Telecom, Inc.,
     (c) 02/01/10, (13.250%, 02/01/05).................................              1,750,000                 227,500
   Global Crossing Ltd., 9.125%, 11/15/06 (b)..........................              1,000,000                 130,000
   Level 3 Communications, Inc.,
     (c) 12/01/08, (10.500%, 12/01/03) (a).............................                376,000                 105,280
   Nextel Communications, Inc., 9.500%, 02/01/11.......................              1,000,000                 775,000
   NEXTLINK Communications, Inc.,
     (c), 06/01/09, (12.250%, 06/01/04) (b)............................              1,000,000                  75,000
   Primus Telecommunications Group, Inc., 12.750%, 10/15/09 (b)........              1,000,000                 180,000
   Rogers Wireless, Inc., 9.625%, 05/01/11.............................                500,000                 517,500
   TeleCorp PCS, Inc., 10.625%, 07/15/10...............................                500,000                 580,000
   Time Warner Telecom, Inc., 10.125%, 02/01/11........................              1,000,000                 800,000
   Tritel PCS, Inc., 10.375%, 01/15/11.................................                500,000                 565,000
   Triton PCS, Inc., 8.750%, 11/15/11 (a)..............................              1,000,000               1,000,000
                                                                                                         -------------
                                                                                                             5,729,655
                                                                                                         -------------
   Transportation Services - 2.4%
   Alaris Medical Systems, 11.625%, 12/01/06 (a).......................              1,100,000               1,188,000
   RailAmerica Transportation Corp., 12.875%, 08/15/10.................              1,000,000               1,030,000
   RailWorks Corp., 11.500%, 04/15/09 (b)..............................              1,500,000                 150,000
                                                                                                         -------------
                                                                                                             2,368,000
                                                                                                         -------------
WHOLESALE TRADE - 0.7%
   Non-Durable Goods - 0.7%
   U.S. Can Corp., 12.375%, 10/01/10...................................              1,000,000                 650,000
                                                                                                         -------------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of $105,064,068)..............................................                                     94,735,494
                                                                                                         -------------
Common Stocks - 0.1% (d)                                                                Shares
MANUFACTURING - 0.1%
   Communications Equipment - 0.1%
   RCN Corp............................................................                 23,144                  67,812
                                                                                                         -------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
   Communications - 0.0%
   Song Networks Holding AB, ADR.......................................                 17,612                  14,442
   Viatel, Inc.........................................................                  4,037                      77
                                                                                                         -------------
                                                                                                                14,519
                                                                                                         -------------
TOTAL COMMON STOCKS
   (cost of $627,046)..................................................                                         82,331
                                                                                                         -------------



See notes to investment portfolio.

8


Warrants - 0.3% (d)                                                                      Units                   Value
-----------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - 0.1%
   Oil & Gas Extraction - 0.1%
   Key Energy Services, Inc., Expires 01/15/09.........................                  1,500              $   94,935
                                                                                                         -------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.2%
   Broadcasting - 0.0%
   Knology Holdings, Inc., Expires 10/22/07 (a)........................                  2,000                   2,000
                                                                                                         -------------
   Communications - 0.0%
   Concentric Network Corp., Expires 12/15/07 (a)......................                  1,000                      10
   MGC Communications, Inc., Expires 10/01/04 (a)......................                  1,500                     (e)
                                                                                                         -------------
                                                                                                                    10
                                                                                                         -------------
   Telecommunications - 0.1%
   Allegiance Telecom, Inc., Expires 02/03/08.........................                   1,500                  26,970
   Carrier 1 International, Expires 02/19/09...........................                  1,000                      10
   GT Group Telecom, Inc., Expires 02/01/10 (a)........................                  1,750                   8,750
   MetroNet Communications Corp., Expires 08/15/07 (a).................                  1,000                 103,504
                                                                                                         -------------
                                                                                                               139,234
                                                                                                         -------------
   Transportation Services - 0.1%
   RailAmerica, Inc., Expires 08/15/10.................................                  1,500                  75,000
                                                                                                         -------------
TOTAL WARRANTS
   (cost of $43,500)...................................................                                        311,179
                                                                                                         -------------


Short-Term Obligation - 2.7%                                                               Par
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.7%
   Amstel  Funding, 1.800%, 01/02/02 (f)
   (cost of $2,729,727)................................................             $2,730,000               2,729,862
                                                                                                         -------------
TOTAL INVESTMENTS - 98.0%
   (cost of $108,464,341)..............................................                                     97,858,866
                                                                                                         -------------
OTHER ASSETS & LIABILITIES, NET - 2.0%.................................                                      1,955,300
                                                                                                         -------------
NET ASSETS - 100.0%....................................................                                    $99,814,166
                                                                                                         -------------


Notes To Investment Portfolio:
--------------------------------------------------------------------------------

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $33,361,819 which represented 33.4% of net assets.

(b) These securities are in default of certain debt covenants. Income is not being accrued.

(c) Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.

(d)  Non-income producing.

(e)  Amount rounds to less than $1.

(f)  Rate represents yield at time of purchase.


               Acronym                             Name
               -------                            ------
                 ADR                    American Depositary Receipt

See notes to financial statements.

SR&F HIGH YIELD PORTFOLIO

Statement of Assets and Liabilities
-----------------------------------
December 31, 2001 (Unaudited)

ASSETS
Investments, at cost..........................................................................            $108,464,341
                                                                                                        --------------
Investments, at value.........................................................................            $ 97,858,866
Cash..........................................................................................                     751
Receivable for:
   Investments sold...........................................................................                 139,105
   Interest...................................................................................               2,378,358
Deferred Trustees' compensation plan..........................................................                     324
                                                                                                        --------------
   Total Assets...............................................................................             100,377,404
                                                                                                        --------------
LIABILITIES
Payable for:
   Investments purchased......................................................................                 500,000
   Management fee.............................................................................                  53,717
   Transfer agent fee.........................................................................                     504
   Bookkeeping fee............................................................................                   1,266
   Trustees' fee..............................................................................                     433
Deferred Trustees' fee........................................................................                     324
Other liabilities.............................................................................                   6,994
                                                                                                        --------------
   Total Liabilities..........................................................................                 563,238
                                                                                                        --------------
Net Assets Applicable to Investors' Beneficial Interest.......................................            $ 99,814,166
                                                                                                        ==============



See notes to financial statements.

10


Statement of Operations

For the Six Month's Ended December 31, 2001 (Unaudited)



INVESTMENT INCOME
Interest......................................................................................            $  4,717,534
                                                                                                          ------------
EXPENSES
Management fee................................................................................                 230,798
Bookkeeping fee...............................................................................                   5,500
Transfer agent fee............................................................................                   3,025
Trustees' fee.................................................................................                   2,600
Custody fee...................................................................................                   3,746
Other expenses................................................................................                  17,758
                                                                                                            ----------
   Total Expenses.............................................................................                 263,427
Custody earnings credit.......................................................................                  (1,746)
                                                                                                          ------------
   Net Expenses...............................................................................                 261,681
                                                                                                          ------------
Net Investment Income.........................................................................               4,455,853
                                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments..............................................................              (4,395,238)
Net change in unrealized appreciation/depreciation on investments.............................                 382,844
                                                                                                          ------------
Net Loss......................................................................................              (4,012,394)
                                                                                                          ------------
INCREASE IN NET ASSETS FROM OPERATIONS........................................................              $  443,459
                                                                                                          ============


See notes to financial statements.

11


Statement of Changes in Net Assets

                                                                                   (UNAUDITED)
                                                                                           SIX
                                                                                  MONTHS ENDED              YEAR ENDED
                                                                                  DECEMBER 31,                JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                        2001                    2001
                                                                                  ------------            ------------
OPERATIONS
Net investment income..................................................            $ 4,455,853             $ 8,427,251
Net realized loss on investments.......................................             (4,395,238)             (4,979,101)
Net change in unrealized appreciation/depreciation on investments......                382,844              (6,293,501)
                                                                                  ------------            ------------
   Net Increase (Decrease) from Operations.............................                443,459              (2,845,351)
                                                                                  ------------            ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions..........................................................             62,591,441              43,942,010
Withdrawals............................................................            (39,883,547)            (51,962,423)
                                                                                  ------------            ------------
   Net Increase (Decrease) from Transactions in Investors'
     Beneficial Interest...............................................             22,707,894              (8,020,413)
                                                                                  ------------            ------------
   Total Increase (Decrease) in Net Assets.............................             23,151,353             (10,865,764)
NET ASSETS:
Beginning of period....................................................             76,662,813              87,528,577
                                                                                  ------------            ------------
End of period..........................................................            $99,814,166             $76,662,813
                                                                                  ============            ============



See notes to financial statements.

12


STEIN ROE INSTITUTIONAL
HIGH YIELD FUND

Statement of Assets and Liabilities
-----------------------------------
December 31, 2001 (Unaudited)

ASSETS:
Investments in Portfolio, at value............................................................             $66,619,799
Receivable for:
   Expense reimbursement due from Advisor.....................................................                  31,380
Deferred Trustees' compensation plan..........................................................                     470
Other assets..................................................................................                  17,247
                                                                                                           -----------
   Total Assets...............................................................................              66,668,896
                                                                                                           -----------
LIABILITIES:
Payable for:
   Distributions..............................................................................                     225
   Administration fee.........................................................................                   9,984
   Transfer agent fee.........................................................................                   3,490
   Bookkeeping fee............................................................................                   2,436
   Trustees' fee..............................................................................                     500
Deferred Trustees' fee........................................................................                     470
                                                                                                           -----------
Total Liabilities.............................................................................                  17,105
                                                                                                           -----------
NET ASSETS....................................................................................             $66,651,791
                                                                                                           ===========

COMPOSITION OF NET ASSETS:

Paid-in capital...............................................................................             $83,803,973
Overdistributed net investment income.........................................................                (190,159)
Accumulated net realized loss on investments allocated from Portfolio.........................              (9,480,254)
Net unrealized depreciation on investments allocated from Portfolio...........................              (7,481,769)
                                                                                                           -----------
   Net Assets.................................................................................             $66,651,791
                                                                                                           ===========
Shares outstanding (unlimited number authorized)..............................................               9,096,272
                                                                                                           ===========
Net asset value per share.....................................................................             $      7.33
                                                                                                           ===========



See notes to financial statements.

13


Statement of Operations

For the Six Month's Ended December 31, 2001 (Unaudited)


INVESTMENT INCOME:
Interest income allocated from Portfolio......................................................            $  3,179,299
EXPENSES:
Expenses allocated from Portfolio.............................................................                 174,475
Administration fee............................................................................                  46,053
Bookkeeping fee...............................................................................                  13,189
Transfer agent fee............................................................................                  23,377
Trustees' fee.................................................................................                   3,000
Other expenses................................................................................                  11,098
                                                                                                          ------------
   Total Expenses.............................................................................                 271,192
Fees and expenses reimbursed by Advisor.......................................................                (117,441)
                                                                                                          ------------
   Net Expenses...............................................................................                 153,751
                                                                                                          ------------
   Net Investment Income......................................................................               3,025,548
                                                                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM PORTFOLIO

Net realized loss on investments allocated from Portfolio.....................................              (3,039,578)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio....                (116,730)
                                                                                                          ------------
   Net Loss...................................................................................              (3,156,308)
                                                                                                          ------------
DECREASE IN NET ASSETS FROM OPERATIONS........................................................           $    (130,760)
                                                                                                          ============


See notes to financial statements.

14


Statement of Changes in Net Assets

                                                                                   (UNAUDITED)
                                                                                           SIX
                                                                                  MONTHS ENDED              YEAR ENDED
                                                                                  DECEMBER 31,                JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                        2001                    2001
                                                                                  ------------            ------------
OPERATIONS
Net investment income..................................................            $ 3,025,548             $ 5,823,916
Net realized loss on investments allocated from Portfolio..............             (3,039,578)             (3,162,951)
Net change in unrealized appreciation/depreciation on investments
   allocated from Portfolio............................................               (116,730)             (4,246,815)
                                                                                  ------------            ------------
   Net Decrease from Operations........................................               (130,760)             (1,585,850)
                                                                                  ------------            ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income.............................................             (3,193,137)             (5,765,841)
                                                                                  ------------            ------------
SHARE TRANSACTIONS:
Subscriptions..........................................................              6,788,944              10,351,477
Distributions reinvested...............................................              3,177,765               5,853,999
Redemptions............................................................               (336,856)               (200,000)
                                                                                  ------------            ------------
Net Increase...........................................................              9,629,853              16,005,476
                                                                                  ------------            ------------
   Net Increase in Net Assets..........................................              6,305,956               8,653,785
NET ASSETS:
Beginning of period....................................................             60,345,835              51,692,050
                                                                                  ------------            ------------
End of period (including overdistributed net investment income of
   $(190,159) and $(94,315), respectively.)............................            $66,651,791             $60,345,835
                                                                                  ============            ============
CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions..........................................................                907,418               1,327,123
Issued for distributions reinvested....................................                426,234                 736,638
Redemptions............................................................                (98,648)                (24,770)
                                                                                  ------------            ------------
   Net Increase in Shares of Beneficial Interest.......................              1,235,004               2,038,991
Shares outstanding at beginning of period..............................              7,861,268               5,822,277
                                                                                  ------------            ------------
Shares outstanding at end of period....................................              9,096,272               7,861,268
                                                                                  ============            ============



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements
-----------------------------
December 31, 2001 (Unaudited)


Note 1. Organization

     Stein Roe Institutional Client High Yield Fund (the "Fund") is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High Yield Portfolio (the "Portfolio").

     The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on November 1, 1996. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2001, Stein Roe Institutional Client High Yield Fund owned 66.7% of the SR&F High Yield Portfolio.

Note 2. Significant Accounting Policies

     The following summarizes the significant accounting policies of the Fund and the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuations

     Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees (the "Trustees"), which has authorized the use of market valuations provided by a pricing service.

     Equity securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

     Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Trustees believes represents a fair value.

     Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio had no when-issued or delayed delivery purchase commitments as of December 31, 2001.

Investment Transactions & Investment Income

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

     Certain prior year financial statement balances have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments and the net assets by $937,343. For the Fund, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments and the net assets by $560,958.

     Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows:

                                                                          DECREASE IN
                                                                         NET UNREALIZED
                                                          INCREASE        APPRECIATION/
                                                          IN COST         DEPRECIATION
--------------------------------------------------------------------------------------
SR&F High Yield Portfolio                                  $101,682        $(101,682)
Stein Roe Institutional Client High Yield Fund               71,745          (71,745)

     The effect of this change for the six months ended December 31, 2001 is as follows:

                                                          INCREASE          DECREASE       DECREASE IN
                                                            NET          NET UNREALIZED    NET REALIZED
                                                         INVESTMENT       APPRECIATION/       GAINS/
                                                           INCOME         DEPRECIATION        LOSSES
------------------------------------------------------------------------------------------------------
SR&F High Yield Portfolio                                  $73,258          $(40,416)        $(32,842)
Stein Roe Institutional Client High Yield Fund              49,371           (27,238)         (22,133)

     The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

Federal Income Taxes

     No provision is made for federal income taxes, since (a) the Fund elects to be taxed as a "regulated investment company" and makes such distributions to its shareholders as to be relieved of all federal income tax under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

     The Fund intends to utilize provisions of the federal income tax law that allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized gains.

     At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

          Year of Expiration                    Capital Loss Carryforward
          ---------------------------------------------------------------
               2008-2009                               $4,752,489

     Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

     Additionally, $1,688,187 of net capital losses attributable to security transactions occurring after October 31, 2000, are treated as arising on July 1, 2001, the first day of the Fund's next taxable year.

Distributions to Fund Shareholders

     Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Note 3. Portfolio Composition

     The Portfolio invests at least 80% of its net assets (plus any borrowings) for investment purposes in high yield, high-risk bonds. See the Portfolio of Investments for information regarding individual securities as well as industry diversification.

Note 4. Trustees' Fees and Transactions with Affiliates

Management & Administration Fees

     The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily to Stein Roe & Farnham, Incorporated (the "Advisor"), an affiliate of Fleet National Bank ("Fleet"), an indirect, majority-owned subsidiary of FleetBoston Financial Corporation, for its services as investment advisor and manager.

     The management fee for the Portfolio is computed at an annual rate of 0.50% of the first $500 million of average daily net assets, and 0.475% thereafter. The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $500 million of average daily net assets, and 0.125% thereafter.

     On November 1, 2001, Liberty Financial Companies, Inc., a former affiliate of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. The Portfolio and the Fund had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

Bookkeeping Fee

     The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

     Under its pricing and bookkeeping agreements with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Expense Limit

     The Advisor has agreed to reimburse the Fund to the extent that expenses exceed 0.50% of average daily net assets. This arrangement may be modified or terminated by the Advisor at any time.

Transfer Agent Fee

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses. The Transfer Agent receives a fixed fee of $6,000 annually from the Portfolio.

Other

     Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Note 5. Investment Transactions

     The Portfolio's aggregate cost of purchases and proceeds from sales (other than short-term obligations) for the six months ended December 31, 2001, were $77,142,418 and $53,095,983, respectively.

     Unrealized appreciation (depreciation) at December 31, 2001 for generally accepted accounting principles for the Portfolio was:

      Gross unrealized appreciation..................     $  3,109,218
      Gross unrealized depreciation..................      (13,714,693)
                                                          ------------
      Net unrealized depreciation....................     $(10,605,475)
                                                          ============

Note 6. Line of Credit

     The Liberty-Stein Roe Funds Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A, and Stein Roe High-Yield Municipals Fund) and the SR&F Base Trust (excluding the SR&F Cash Reserve Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the six months ended December 31, 2001, the Trusts had no borrowings under the agreement.

FINANCIAL HIGHLIGHTS

Stein Roe Institutional Client High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS                                                                PERIOD
                                               ENDED                      YEAR ENDED JUNE 30,                        ENDED
                                        DECEMBER 31,       -------------------------------------------------       JUNE 30,
                                                2001       2001           2000(a)        1999          1998           1997(b)
                                     ---------------    -------        -------        -------       -------       --------
Net Asset Value, Beginning
   of Period........................          $ 7.68        $ 8.88         $ 9.85         $10.65        $10.21         $10.00
                                            --------       -------        -------        -------       -------        -------
Income from Investment Operations:
Net investment income (c)...........            0.37          0.88           1.04           0.87          0.88           0.33
Net realized and unrealized gain (loss)
   on investments...................           (0.33)        (1.21)         (0.90)         (0.49)         0.58           0.21
                                            --------       -------        -------        -------       -------        -------
   Total from Investment
   Operations.......................            0.04         (0.33)          0.14           0.38          1.46           0.54
                                            --------       -------        -------        -------       -------        -------
Less Distributions Declared
   to Shareholders:
From net investment income..........           (0.39)        (0.87)         (1.06)         (0.87)        (0.88)         (0.33)
In excess of net investment income..              --            --          (0.02)            --            --             --
From net realized capital gains.....              --            --          (0.03)         (0.31)        (0.14)            --
                                            --------       -------        -------        -------       -------        -------
   Total Distributions Declared
     to Shareholders................           (0.39)        (0.87)         (1.11)         (1.18)        (1.02)         (0.33)
                                            --------       -------        -------        -------       -------        -------
Net Asset Value, End of Period......          $ 7.33        $ 7.68         $ 8.88         $ 9.85        $10.65         $10.21
                                            ========       =======        =======        =======       =======        =======

Total return (d)(e).................            0.56%(f)     (3.84)%         1.38%          4.20%        14.88%          5.48%(f)
                                            ========       =======        =======        =======       =======        =======

RATIOS TO AVERAGE NET ASSETS:

Expenses (g)........................           0.50%(h)       0.50%          0.50%          0.50%         0.50%          0.50%(h)
Net investment income (g)...........           9.84%(h)(i)   10.68%         11.14%          8.72%         8.31%          8.76%(h)
Waiver/reimbursement................           0.38%(h)       0.45%          0.47%          0.47%         0.78%          2.09%(h)
Net assets, end of period (000's)...        $66,652        $60,346        $51,692        $55,395       $35,157        $25,674

(a) Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the Stein Roe Institutional Client High Yield Fund, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net realized and unrealized gain (loss) on investments per share by $0.10, decrease the ratio of net investment income to average net assets by one basis point and increase end of period net assets by $560,958. Performance increased by 101 basis points.
(b) From commencement of operations on February 14, 1997.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Computed giving effect to the Advisor's expenses limitation undertaking.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized
(i) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 9.68% to 9.84%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

SR&F High Yield Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS                                                                PERIOD
                                               ENDED                  YEAR ENDED JUNE 30,                            ENDED
                                        DECEMBER 31,     -------------------------------------------------         JUNE 30,
                                                2001       2001           2000(A)        1999          1998           1997(b)
                                     ---------------    -------        -------        -------       -------       --------
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)........................       0.57%(d)       0.60%          0.58%          0.57%         0.65%        0.89%(d)
Net investment income (c)...........       9.62%(d)(e)   10.54%         11.04%          8.27%         8.13%        8.24%(d)
Portfolio turnover rate.............         64%(f)        117%           144%           296%          426%         168%(f)

(a) Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to reduce the ratios of net expenses to average net assets and net investment income to average net assets by one basis point and two basis points, respectively.

(b) From commencement of operations on November 1, 1996.
(c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(d) Annualized.
(e) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the period ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 9.46% to 9.62%. Ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(f) Not annualized.

INFORMATION

Shareholder Meeting Results

Stein Roe Institutional Client High Yield Fund

     On September 26, 2001, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the Item listed on the Trust's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had $58,645,064.09 of net asset value (NAV) representing shares outstanding. The votes cast were as follows:

PROPOSAL 1. TO APPROVE

A NEW INVESTMENT                              % OF                % OF NAV TO
ADVISORY AGREEMENT:         NAV                NAV              TOTAL NAV VOTED
--------------------------------------------------------------------------------
For                   $49,515,465.52         84.43%                 100.00%
Against                     --                 --                     --
Abstain                     --                 --                     --

Fund Information

WEBSITE
www.steinroe.com

INVESTMENT ADVISOR
Stein Roe & Farnham Incorporated
P.O. Box 8900
Boston, MA 02205-8900
800-338-2550

TRUSTEES
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry
Salvatore Macera
William E. Mayer
Charles R. Nelson
John J. Neuhauser
Joseph R. Palombo
Thomas E. Stitzel
Thomas C. Theobald
Anne-Lee Verville

OFFICERS
Keith T. Banks, President
J. Kevin Connaughton, Treasurer
William J. Ballou, Secretary

CUSTODIAN
State Street Bank & Trust Company

TRANSFER AGENT
Liberty Funds Services, Inc.

LEGAL COUNSEL TO THE FUND
Bell, Boyd & Lloyd

INDEPENDENT ACCOUNTANTS
Ernst & Young, LLP

MARKETING SERVICES
Liberty Funds Distributor, Inc.
1 Financial Center
Boston, MA 02111



23
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

[logo]
STEIN ROE
MUTUAL FUNDS

One Financial Center
Boston, MA 02111-2621

800-338-2550

S19-03/463I-0102
02/0303